Accounts Receivable, Net (Table) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Accounts And Notes Receivable Net [Abstract]
Accounts receivable	$ 16,911	$ 8,236
Less: Provision for doubtful receivables	(613)	(458)
Accounts receivable, net	$ 16,298	$ 7,778